RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16-RELATED PARTY TRANSACTIONS

In 2016, the Company paid $0.2 million to Tim Ti, the Chief Executive Officer of the Company, for remuneration for service to Virtual Gateway Labs, Inc.. These amounts were expensed as employee compensation.